SUPPLEMENTARY INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUPPLEMENTARY INFORMATION [Abstract]
SUPPLEMENTARY INFORMATION
NOTE 12     -    SUPPLEMENTARY INFORMATION:

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	50	63
Charged to statement of operations	-	(13)

Balance at end of year	50	50

(2) Other:

Prepaid expenses	73	73
Israeli Government departments and agencies	76	86
	149	159

	June 30, 2013	December 31, 2012
	$ in thousands
	Unaudited
B. Accounts payable and accruals - other:

Employees and employee institutions	50	63
Israeli Government departments and agencies	128	115
Provision for vacation and recreation pay	89	82
Provision for product warranty	57	95
Liability for commissions to agents	39	47
Accrued expenses and sundry	42	68
	405	470

C.	Credit from banks:

	% interest rate as of December 31, 2012	June 30, 2013	December 31, 2012
		$ in thousands
		Unaudited
Short-term loans from banks:
Linked to the Dollar	2.5	180	183
Linked to the Euro		-	-
		183	183

In May 2010, the Company signed new agreements with the Banks, for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and agreed to the Company's repayment of $1 million over 5 years and a further $600 thousand over 10 years.

D.	Cost of revenues:

	Six months ended June 30,		Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 2
	$ in thousands
	Unaudited	Unaudited
Industrial operations:
Materials consumed	520	905	1,746
Payroll and related expenses	247	185	373
Subcontracted work	157	92	244
Depreciation and amortization	1	1	3
Other production expenses	298	278	595
Royalties (see Note 10a)	-	-	-
	1,223	1,461	2,961

E.	Financial expenses, net:

	Six months ended June 30,		Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 2
	$ in thousands
	Unaudited	Unaudited
Income:
Exchange differences	-	40	-
Other	2	-	2
	2	40	2
Expenses:
Interest
In respect of liability to related parties	6	-	-
In respect of credit from banks	14	16	46
Exchange differences	60	-	21
Other	15	14	69
	95	30	136

	(93)	10	(134)

NOTE 12 - SUPPLEMENTARY INFORMATION:
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

A. Accounts receivable

(1) Trade - allowance for doubtful accounts:

Balance at beginning of year	63	9
Charged to statement of operations	(13)	54

Balance at end of year	50	63

(2) Other:

Prepaid expenses	73	52
Israeli Government departments and agencies	86	69
	159	121

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

B. Accounts payable and accruals - other:

Employees and employee institutions	63	52
Israeli Government departments and agencies	115	154
Provision for vacation and recreation pay	82	63
Provision for product warranty	95	57
Liability for commissions to agents	47	39
Accrued expenses and sundry	68	46
	470	411

C.	Credit from banks:
	% interest rate	December 31
	as of	2 0 1 2	2 0 1 1
	December 31, 2012	$ in thousands
Short-term loans from banks:
Linked to the Dollar	2.5	183	190
Linked to the Euro		-	-
		183	190
During May 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks will forgive approximately $2.4 million of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment of by the Company $1 million over 5 years and a further $600 thousnads over 10 years.
D.	Cost of revenues:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Industrial operations:
Materials consumed	1,746	1,063	945
Payroll and related expenses	373	362	318
Subcontracted work	244	160	158
Depreciation and amortization	3	2	208
Other production expenses	595	416	211
Royalties (see Note 10a)	-	17	120
	2,961	2,020	1,960

E.	Financial expenses, net:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands
Income:
Exchange differences	-	3	-
Other	2	120	-
	2	123	-
Expenses:
Interest
In respect of liability to related parties	-	9	-
In respect of credit from banks	46	82	69
Exchange differences	21	-	156
Other	69	-	66
	136	92	291

	(134)	(31)	291